Capital Lease Obligations	24 Months Ended
Dec. 31, 2014
Capital Lease Obligations [Text Block]
6.	Capital Lease Obligation

The Company leases certain equipment under capital leases, which require total monthly lease payments of approximately $2,800. The leases have interest rates of approximately 11.0% and expire on various dates through January 2019. The aggregate future payments under the capital lease obligations are as follows:

Years ending December 31,	Amount
2015	$32,945
2016	32,945
2017	8,908
2018	8,908
2019	1,838
Total	85,544
Less – portion representing interest	(12,778)
Total	72,766
Less – non-current portion	(39,821)

Current portion of capital lease obligation	$32,945